Commitments and contingencies (Details) $ in Millions		6 Months Ended
	Jun. 28, 2019	Jun. 30, 2019 USD ($) rig	Dec. 31, 2018 USD ($)
Guarantor Obligations [Line Items]
Insurance receivable		$ 23	$ 1
Equipment malfunction
Guarantor Obligations [Line Items]
Cost to repair equipment		17
Equipment malfunction | Physical damage insurance
Guarantor Obligations [Line Items]
Insurance receivable		$ 16
Dalian
Guarantor Obligations [Line Items]
Number of newbuilding contracts | rig		6
Maximum guarantee			$ 400
Nigeria | Seadrill Mobile Units (Nigeria) Ltd
Guarantor Obligations [Line Items]
Contract revenue, surcharge	2.00%